PROVISIONS, CONTINGENCIES AND COMMITMENTS - Narrative Environmental Liabilities (Details) m³ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) m³	Dec. 31, 2007 ha	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Nov. 01, 2018 USD ($)
Disclosure of other provisions [line items]
Provisions	$ 2,632		$ 2,991	$ 2,534
Other environment related provision
Disclosure of other provisions [line items]
Provisions	661		1,074	1,228
Other environment related provision | Taranto Site
Disclosure of other provisions [line items]
Provisions	158
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	309		136	$ 141
Europe | Other environment related provision
Disclosure of other provisions [line items]
Provisions	500
South Africa | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 130
Term of environmental provisions	16 years
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Pretoria Works Site
Disclosure of other provisions [line items]
Provisions	$ 43
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vanderbijlpark Works Site
Disclosure of other provisions [line items]
Provisions	20
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Newcastle Works Site
Disclosure of other provisions [line items]
Provisions	23
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Thabazimbi Mine
Disclosure of other provisions [line items]
Provisions	39
Environmental trust investments acquired					$ 26
South Africa | Provision for decommissioning, restoration and rehabilitation costs | Vereeniging Site
Disclosure of other provisions [line items]
Provisions	5
Canada | Other environment related provision
Disclosure of other provisions [line items]
Provisions	31
Canada | Remediating toxic sediment
Disclosure of other provisions [line items]
Provisions	31
Expected provision payment	5
Belgium | Other environment related provision
Disclosure of other provisions [line items]
Provisions	247
France | Other environment related provision
Disclosure of other provisions [line items]
Provisions	74
France | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	120		$ 113
Poland | Other environment related provision
Disclosure of other provisions [line items]
Provisions	72
Increase in other provisions	$ 42
Waste storage maximum term	3 years
Poland | Provision for decommissioning, restoration and rehabilitation costs
Disclosure of other provisions [line items]
Provisions	$ 77
Poland | Reclaim of landfill and disposal of residues
Disclosure of other provisions [line items]
Increase in other provisions	30
Luxembourg | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 69
Area of land sold (in hectares) | ha		93
Luxembourg | Other environment related provision | Ehlerange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	400
Luxembourg | Other environment related provision | Differdange Site
Disclosure of other provisions [line items]
Volume of materials to be moved to other sites (in cubic meters) | m³	1,400
Luxembourg | ArcelorMittal Luxembourg various site clean up
Disclosure of other provisions [line items]
Provisions	$ 58
Luxembourg | Historical landfill cleanup ArcelorMittal Belval and Differdange
Disclosure of other provisions [line items]
Provisions	10
Germany | Other environment related provision
Disclosure of other provisions [line items]
Provisions	30
Spain | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 8
Term of environmental provisions	30 years
Italy | Other environment related provision
Disclosure of other provisions [line items]
Provisions	$ 374
Italy | Implementation of preventative, safety and clean up measures
Disclosure of other provisions [line items]
Provisions	$ 216